Document and Entity Information	Apr. 03, 2025
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001964979
Document Type	8-K
Document Period End Date	Apr. 03, 2025
Entity Registrant Name	ALLURION TECHNOLOGIES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41767
Entity Tax Identification Number	92-2182207
Entity Address, Address Line One	11 Huron Drive
Entity Address, City or Town	Natick
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01760
City Area Code	(508)
Local Phone Number	647-4000
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	ALUR
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase 0.056818 shares of Common Stock for $202.50 per share
Trading Symbol	ALUR WS
Security Exchange Name	NYSE